Associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Net income statement effect	$ 1,108	$ 703	$ 266
Other comprehensive income effect	(37)	671	(153)
Total comprehensive income effect	1,071	1,374	113
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Net income statement effect	456	464	343
Other comprehensive income effect	108	(39)	(149)
Total comprehensive income effect	564	425	194
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Net income statement effect	629	234	(79)
Other comprehensive income effect	(145)	710	(4)
Total comprehensive income effect	484	944	(83)
Others
Disclosure of associates [line items]
Net income statement effect	23	5	2
Total comprehensive income effect	$ 23	$ 5	$ 2